Offerings	Jan. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 13,751,545
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,899.09
Offering Note
Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note